7. FIXED ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Notes to Financial Statements
FIXED ASSETS

Fixed assets, net of accumulated depreciation, was $146,225 and $169,333 as of June 30, 2019 and September 30, 2018, respectively. Accumulated depreciation was $501,209 and $670,666 as of June 30, 2019 and September 30, 2018, respectively. Total depreciation expense was $70,265 and $43,982 for the nine months ended June 30, 2019 and 2018, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of June 30, 2019 was comprised of the following:

	Estimated	June 30, 2019
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$412,240	$42,681	$454,921
Leasehold improvements	2-3 years	3,612	-	3,612
Furniture and fixtures	2-3 years	58,051	95,020	153,071
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(363,508)	(137,701)	(501,209)
		$146,225	$-	$146,225

Fixed assets, net of accumulated depreciation, was $169,333 and $133,204 as of September 30, 2018 and 2017, respectively. Accumulated depreciation was $670,666 and $662,855 as of September 30, 2018 and 2017, respectively. Total depreciation expense was $60,393 and 38,031 for the years ended September 30, 2018 and 2017, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2018 was comprised of the following:

	Estimated	September 30, 2018
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$332,305	$42,681	$374,986
Leasehold improvements	2-3 years	276,112	-	276,112
Furniture and fixtures	2-3 years	58,051	95,020	153,071
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(532,966)	(137,700)	(670,666)
		$169,332	$1	$169,333